Non-controlling interests - Changes in NCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Balance at beginning of period	$ 29	$ 55
Profit attributable to non-controlling interests	3
Other		(26)
Balance at end of period	$ 32	$ 29